                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-3003

                RIVERSOURCE TAX-EXEMPT MONEY MARKET SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 12/31

Date of reporting period: 3/31

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                    RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND

                                AT MARCH 31, 2009



MARCH 31, 2009 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES




MUNICIPAL NOTES (95.0%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)
ALABAMA (4.4%)
Columbia Industrial Development Board
 Refunding Revenue Bonds
 Alabama Power Company Project
 V.R.D.N. Series 1995E
 10-01-22                            0.60%           $4,850,000(d)         $4,850,000
-------------------------------------------------------------------------------------


ALASKA (4.4%)
City of Valdez
 Refunding Revenue Bonds
 Exxon Mobil Project
 V.R.D.N. Series 2001
 12-01-29                            0.21             1,700,000(d)          1,700,000
City of Valdez
 Refunding Revenue Bonds
 Exxon Pipeline Company Project
 V.R.D.N. Series 1993B
 12-01-33                            0.15             3,100,000(d)          3,100,000
                                                                      ---------------
Total                                                                       4,800,000
-------------------------------------------------------------------------------------


ARIZONA (3.2%)
Salt River Project Agricultural
 C.P.
 04-01-09                            0.60             1,000,000             1,000,000
 05-01-09                            0.50             2,450,000             2,450,000
                                                                      ---------------
Total                                                                       3,450,000
-------------------------------------------------------------------------------------


CALIFORNIA (4.4%)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            0.25             4,800,000(d)          4,800,000
-------------------------------------------------------------------------------------


COLORADO (1.8%)
Colorado Educational & Cultural Facilities Authority
 Revenue Bonds
 Clyford Still Museum Project
 V.R.D.N. Series 2008 (Wells Fargo Bank)
 12-01-38                            0.47             2,000,000(d)          2,000,000
-------------------------------------------------------------------------------------


CONNECTICUT (3.4%)
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2001-V2
 07-01-36                            0.20             1,800,000(d)          1,800,000
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005-Y2
 07-01-35                            0.20               800,000(d)            800,000
Connecticut State Health & Educational Facility Authority
 Revenue Bonds
 Yale University
 V.R.D.N. Series 2005-Y3
 07-01-35                            0.20             1,090,000(d)          1,090,000
                                                                      ---------------
Total                                                                       3,690,000
-------------------------------------------------------------------------------------


DELAWARE (3.7%)
Salisbury Receivables LLC C.P.
 04-01-09                            0.25             2,000,000(f)          2,000,000
Thunder Bay Funding LLC C.P.
 05-08-09                            0.51             2,000,000(f)          1,998,931
                                                                      ---------------
Total                                                                       3,998,931
-------------------------------------------------------------------------------------


DISTRICT OF COLUMBIA (0.9%)
District of Columbia
 Revenue Bonds
 American Psychological Association
 V.R.D.N. Series 2003 (Bank of America)
 03-01-28                            0.57               995,000(d)            995,000
-------------------------------------------------------------------------------------


FLORIDA (0.2%)
Collier County Health Facilities Authority
 Revenue Bonds
 Cleveland Clinic Fairview Hospital
 V.R.D.N. Series 2003C-1 (JP Morgan Chase & Co)
 01-01-35                            0.40               200,000(d)            200,000
-------------------------------------------------------------------------------------


IDAHO (1.8%)
State of Idaho
 Unlimited General Obligation Notes T.A.N. Series 2008
 06-30-09                            1.72             2,000,000             2,006,201
-------------------------------------------------------------------------------------


ILLINOIS (1.2%)
Illinois Finance Authority
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 11-01-12                            0.30               300,000(d)            300,000
Illinois International District
 Refunding Revenue Bonds
 V.R.D.N. Series 2003 (LaSalle Bank)
 01-01-23                            2.50             1,000,000(d)          1,000,000
                                                                      ---------------
Total                                                                       1,300,000
-------------------------------------------------------------------------------------


INDIANA (2.3%)
Hammond
 Refunding Revenue Bonds
 Amoco Oil Company Project
 V.R.D.N. Series 1994
 02-01-22                            0.45               300,000(d)            300,000
Purdue University
 Revenue Bonds
 Student Facilities Systems
 V.R.D.N. Series 2004A
 07-01-33                            0.20             1,300,000(d)          1,300,000
Purdue University
 Revenue Bonds
 Student Fees
 V.R.D.N. Series 2005V
 07-01-27                            0.20               925,000(d)            925,000
                                                                      ---------------
Total                                                                       2,525,000
-------------------------------------------------------------------------------------


KENTUCKY (6.7%)
Kentucky Economic Development Finance Authority
 Revenue Bonds
 Baptist Healthcare System
 V.R.D.N. Series 2009-B1 (JP Morgan Chase & Co)
 08-15-38                            0.32             4,370,000(d)          4,370,000
Newport
 Revenue Bonds
 V.R.D.N. Series 2002 (U.S. Bank)
 04-01-32                            0.49             2,900,000(d)          2,900,000
                                                                      ---------------
Total                                                                       7,270,000
-------------------------------------------------------------------------------------


MARYLAND (2.7%)
Maryland Health & Higher Education
 C.P.
 04-01-09                            0.50             3,000,000             3,000,000
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
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1  RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH
31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

MUNICIPAL NOTES (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c)                           YIELD            MATURITY               VALUE(a)


MASSACHUSETTS (3.9%)
Massachusetts Health & Educational Facilities Authority
 Revenue Bonds
 Harvard University
 V.R.D.N. Series 1999R
 11-01-49                            0.20%           $4,300,000(d)         $4,300,000
-------------------------------------------------------------------------------------


MICHIGAN (4.4%)
University of Michigan
 Refunding Revenue Bonds
 University of Michigan Hospitals
 V.R.D.N. Series 1992A
 12-01-19                            0.25             4,800,000(d)          4,800,000
-------------------------------------------------------------------------------------


MINNESOTA (14.1%)
Arden Hills
 Refunding Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999A (U.S. Bank)
 09-01-29                            0.25             2,400,000(d)          2,400,000
Arden Hills
 Revenue Bonds
 Presbyterian Homes
 V.R.D.N. Series 1999B (U.S. Bank)
 09-01-29                            0.25             2,005,000(d)          2,005,000
Center City
 Revenue Bonds
 Hazelden Foundation Project
 V.R.D.N. Series 2005 (Bank of New York)
 11-01-35                            0.40             4,800,000(d)          4,800,000
City of Rochester
 Revenue Bonds
 Mayo Clinic
 V.R.D.N. Series 2008A (Wells Fargo Bank)
 11-15-38                            0.22             2,700,000(d)          2,700,000
Southern Minnesota Municipal Power
 C.P.
 05-01-09                            0.60             3,500,000             3,500,000
                                                                      ---------------
Total                                                                      15,405,000
-------------------------------------------------------------------------------------


MISSISSIPPI (3.1%)
County of Jackson
 Refunding Revenue Bonds
 Chevron USA Incorporated Project
 V.R.D.N. Series 1993
 06-01-23                            0.40             3,400,000(d)          3,400,000
-------------------------------------------------------------------------------------


NEW HAMPSHIRE (3.7%)
New Hampshire Health & Education Facilities Authority
 Revenue Bonds
 Dartmouth College
 V.R.D.N. Series 2007A (JP Morgan Chase & Co)
 06-01-31                            0.20             4,000,000(d)          4,000,000
-------------------------------------------------------------------------------------


NEW MEXICO (4.4%)
Farmington
 Refunding Revenue Bonds
 Arizona Public Service Company
 V.R.D.N. Series 1994B (Barclays Bank)
 09-01-24                            0.35             4,795,000(d)          4,795,000
-------------------------------------------------------------------------------------


OREGON (2.8%)
State of Oregon
 Unlimited General Obligation Notes T.A.N. Series 2008A
 06-30-09                            1.70             3,000,000             3,009,450
-------------------------------------------------------------------------------------


PENNSYLVANIA (0.5%)
Pennsylvania State Higher Educational Facilities Authority
 Refunding Revenue Bonds
 Carnegie Mellon University
 V.R.D.N. Series 1995C
 (Morgan Guaranty Trust)
 11-01-29                            0.30               500,000(d)            500,000
-------------------------------------------------------------------------------------


RHODE ISLAND (0.9%)
Rhode Island Health & Educational Building Corporation
 Revenue Bonds
 Brown University
 V.R.D.N. Series 2003B
 09-01-43                            0.20               200,000(d)            200,000
Rhode Island Health & Educational Building Corporation
 Revenue Bonds
 Brown University
 V.R.D.N. Series 2005A
 05-01-35                            0.30               800,000(d)            800,000
                                                                      ---------------
Total                                                                       1,000,000
-------------------------------------------------------------------------------------


TENNESSEE (7.3%)
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2001 (Bank of America)
 07-01-31                            0.35             2,370,000(d)          2,370,000
Clarksville Public Building Authority
 Revenue Bonds
 Pooled Financing
 Tennessee Municipal Bond Fund
 V.R.D.N. Series 2004 (Bank of America)
 07-01-34                            0.35             2,220,000(d)          2,220,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2002 (Bank of America)
 04-01-32                            0.35             1,865,000(d)          1,865,000
Montgomery County Public Building Authority
 Revenue Bonds
 Tennessee County Loan Pool
 V.R.D.N. Series 2006 (Bank of America)
 02-01-36                            0.35             1,560,000(d)          1,560,000
                                                                      ---------------
Total                                                                       8,015,000
-------------------------------------------------------------------------------------


TEXAS (6.5%)
Port of Port Arthur Navigation District
 Refunding Revenue Bonds
 Texaco Incorporated Project
 V.R.D.N. Series 1994
 10-01-24                            0.30             1,100,000(d)          1,100,000
San Antonio Electric & Gas
 C.P.
 04-01-09                            0.50             3,000,000             3,000,000
State of Texas
 Limited General Obligation Notes
 T.R.A.N. Series 2008
 08-28-09                            1.61             3,000,000             3,016,631
                                                                      ---------------
Total                                                                       7,116,631
-------------------------------------------------------------------------------------


WISCONSIN (2.3%)
Milwaukee Redevelopment Authority
 Revenue Bonds
 La Causa Incorporated Project
 V.R.D.N. Series 2000 (U.S. Bank)
 12-01-20                            0.45             2,540,000(d)          2,540,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $103,766,213)                                                     $103,766,213
-------------------------------------------------------------------------------------



U.S. GOVERNMENT AGENCIES (1.0%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
DISTRICT OF COLUMBIA
Federal Home Loan Bank Disc Nts
 Zero Coupon
 04-01-09                            0.14%           $1,100,000(e)         $1,100,000
-------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCIES
(Cost: $1,100,000)                                                         $1,100,000
-------------------------------------------------------------------------------------





MONEY MARKET FUND (4.3%)
                                                       SHARES                VALUE(a)
JPMorgan Tax Free Money Market Fund                  4,711,155             $4,711,155
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $4,711,155)                                                         $4,711,155
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $109,577,368)(g)                                                  $109,577,368
=====================================================================================





See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------


NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated Dec. 31, 2008.

(b)  The following abbreviations may be used in the portfolio descriptions:

     A.M.T.    --   Alternative Minimum Tax
     B.A.N.    --   Bond Anticipation Note
     C.P.      --   Commercial Paper
     R.A.N.    --   Revenue Anticipation Note
     T.A.N.    --   Tax Anticipation Note
     T.R.A.N.  --   Tax & Revenue Anticipation Note
     V.R.      --   Variable Rate
     V.R.D.B.  --   Variable Rate Demand Bond
     V.R.D.N.  --   Variable Rate Demand Note


(c) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(d) Interest rate varies to reflect current market conditions; rate shown is the effective rate on March 31, 2009.

(e) For zero coupons, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the value of these securities amounted to $3,998,931 or 3.7% of net assets.

(g) Also represents the cost of securities for federal income tax purposes at March 31, 2009.


--------------------------------------------------------------------------------
3 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, it is likely that there may be a range of practices utilized and it may be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Fund, and unobservable inputs reflect the Fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

                                                                 FAIR VALUE AT MARCH 31, 2009
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                             $--          $109,577,368         $--        $109,577,368


Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
4 RIVERSOURCE TAX-EXEMPT MONEY MARKET FUND -- PORTFOLIO OF INVESTMENTS AT MARCH 31, 2009

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Tax-Exempt Money Market Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal
   Executive Officer

Date May 29, 2009


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal
   Financial Officer

Date May 29, 2009